UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                     ---------

                    The Gabelli Global Utility & Income Trust
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                               [GRAPHIC OMITTED]
                                                                  GLOBAL UTILITY
                                                                  & INCOME TRUST

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      The Gabelli Global Utility & Income Trust's (the "Fund") net asset value ("NAV") rose 2.24% in the third quarter of 2007, compared with a 1.95% gain for the Standard & Poor's ("S&P") Utilities Index and a rise of 2.07% for the Lipper Utility Fund Average. The Fund's market price, adjusted for distributions, was up 2.80% during the past quarter. As of September 30, 2007, the Fund's market price was $22.10 on the American Stock Exchange, representing a discount of 12.79% to its NAV of $25.34 at the end of the quarter.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)
              -----------------------------------------------------
                                                                        Since
                                                                      Inception
                                         Quarter   1 Year   3 Year   (05/28/04)
                                         -------   ------   ------   ----------
GABELLI GLOBAL UTILITY & INCOME TRUST
   NAV TOTAL RETURN (b) ..............     2.24%   17.58%   15.86%     15.27%
   INVESTMENT TOTAL RETURN (c) .......     2.80    16.49    13.08       9.71
S&P 500 Utilities Index ..............     1.95    21.15    20.74      21.33
Lipper Utility Fund Average ..........     2.07    25.72    22.00      22.35

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE AMERICAN STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             COMMON STOCKS -- 96.0%
             ENERGY AND UTILITIES -- 68.8%
             ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
             U.S. COMPANIES
     1,200   Ormat Technologies Inc. ...........................   $     55,608
                                                                   ------------
             ENERGY AND UTILITIES:
             ELECTRIC TRANSMISSION AND DISTRIBUTION -- 5.9%
             NON U.S. COMPANIES
     8,775   National Grid plc, ADR ............................        704,018
             U.S. COMPANIES
     4,900   CH Energy Group Inc. ..............................        234,220
     1,000   Consolidated Edison Inc. ..........................         46,300
    20,000   Energy East Corp. .................................        541,000
     5,000   Northeast Utilities ...............................        142,850
    50,000   NSTAR .............................................      1,740,500
    40,000   Pepco Holdings Inc. ...............................      1,083,200
     1,666   UIL Holdings Corp. ................................         52,479
                                                                   ------------
                                                                      4,544,567
                                                                   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 44.2%
             NON U.S. COMPANIES
   150,000   AEM SpA ...........................................        561,465
       500   Areva SA ..........................................        505,747
     8,000   Chubu Electric Power Co. Inc. .....................        207,200
   152,000   Datang International Power Generation Co. Ltd.,
                Cl. H ..........................................        174,606
     9,000   E.ON AG, ADR ......................................        552,330
     8,400   Electric Power Development Co. Ltd. ...............        326,888
     4,000   Endesa SA .........................................        228,664
    45,000   Enel SpA ..........................................        509,490
     9,760   Energias de Portugal SA, ADR ......................        569,088
    29,000   Enersis SA, ADR ...................................        514,460
   142,000   Hera SpA ..........................................        586,191
    10,000   Hokkaido Electric Power Co. Inc. ..................        216,341
    10,000   Hokuriku Electric Power Co. .......................        195,447
     4,000   Huaneng Power International Inc., ADR .............        211,120
    20,000   Iberdrola SA ......................................      1,174,978
    16,000   Iberdrola SA, ADR .................................        937,482
     5,000   Korea Electric Power Corp., ADR ...................        115,750
    10,000   Kyushu Electric Power Co. Inc. ....................        264,658
     4,500   Oesterreichische Elektrizitaetswirtschafts AG,
                Cl. A ..........................................        259,365
    10,000   Shikoku Electric Power Co. Inc. ...................        251,164
    10,000   The Chugoku Electric Power Co. Inc. ...............        203,282
    16,000   The Kansai Electric Power Co. Inc. ................        365,647
    10,000   The Tokyo Electric Power Co. Inc. .................        252,470
    10,000   Tohoku Electric Power Co. Inc. ....................        213,729

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             U.S. COMPANIES
     1,000   Allegheny Energy Inc.+ ............................   $     52,260
     7,000   ALLETE Inc. .......................................        313,320
    19,000   Ameren Corp. ......................................        997,500
    30,000   American Electric Power Co. Inc. ..................      1,382,400
   276,100   Aquila Inc.+ ......................................      1,107,161
     1,000   Avista Corp. ......................................         20,350
     6,000   Black Hills Corp. .................................        246,120
       500   Cleco Corp. .......................................         12,635
       500   CMS Energy Corp. ..................................          8,410
    60,000   DPL Inc. ..........................................      1,575,600
    42,000   Duke Energy Corp. .................................        784,980
     1,000   El Paso Electric Co.+ .............................         23,130
     6,000   Florida Public Utilities Co. ......................         70,800
     9,000   FPL Group Inc. ....................................        547,920
    60,000   Great Plains Energy Inc. ..........................      1,728,600
    26,000   Hawaiian Electric Industries Inc. .................        564,460
    29,500   Integrys Energy Group Inc. ........................      1,511,285
     5,000   Maine & Maritimes Corp.+ ..........................        141,600
    15,000   MGE Energy Inc. ...................................        501,600
    45,000   NiSource Inc. .....................................        861,300
    16,000   NorthWestern Corp. ................................        434,720
    19,500   OGE Energy Corp. ..................................        645,450
     6,000   Otter Tail Corp. ..................................        213,900
     1,000   PG&E Corp. ........................................         47,800
    15,000   Pinnacle West Capital Corp. .......................        592,650
     4,200   PPL Corp. .........................................        194,460
    33,000   Progress Energy Inc. ..............................      1,546,050
    18,000   Public Service Enterprise Group Inc. ..............      1,583,820
    19,000   SCANA Corp. .......................................        736,060
     1,000   TECO Energy Inc. ..................................         16,430
     1,000   The Empire District Electric Co. ..................         22,590
    45,000   The Southern Co. ..................................      1,632,600
    20,000   TXU Corp. .........................................      1,369,400
    17,000   Unisource Energy Corp. ............................        508,130
    17,000   Vectren Corp. .....................................        463,930
    41,000   Westar Energy Inc. ................................      1,006,960
     5,000   Wisconsin Energy Corp. ............................        225,150
    45,000   Xcel Energy Inc. ..................................        969,300
                                                                   ------------
                                                                     34,058,393
                                                                   ------------
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 4.5%
             NON U.S. COMPANIES
    80,000   Snam Rete Gas SpA .................................        497,654
             U.S. COMPANIES
    25,000   El Paso Corp. .....................................        424,250
     1,000   Energen Corp. .....................................         57,120
    16,000   National Fuel Gas Co. .............................        748,960
     2,000   ONEOK Inc. ........................................         94,800
   110,000   SEMCO Energy Inc.+ ................................        867,900

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
             ENERGY AND UTILITIES: NATURAL GAS INTEGRATED (CONTINUED)
             U.S. COMPANIES (CONTINUED)
    10,500   Southern Union Co. ................................   $    326,655
    20,000   Spectra Energy Corp. ..............................        489,600
                                                                   ------------
                                                                      3,506,939
                                                                   ------------
             ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 2.8%
             U.S. COMPANIES
    23,000   Atmos Energy Corp. ................................        651,360
     2,000   Chesapeake Utilities Corp. ........................         67,980
    20,000   Nicor Inc. ........................................        858,000
     5,000   Piedmont Natural Gas Co. Inc. .....................        125,450
     6,000   Southwest Gas Corp. ...............................        169,740
    10,000   The Laclede Group Inc. ............................        322,800
                                                                   ------------
                                                                      2,195,330
                                                                   ------------
             ENERGY AND UTILITIES: OIL -- 2.5%
             NON U.S. COMPANIES
       500   Niko Resources Ltd. ...............................         48,887
     1,500   PetroChina Co. Ltd., ADR ..........................        277,665
    10,000   Royal Dutch Shell plc, Cl. A, ADR .................        821,800
             U.S. COMPANIES
     4,000   Chevron Corp. .....................................        374,320
     2,000   ConocoPhillips ....................................        175,540
     2,000   Devon Energy Corp. ................................        166,400
     1,000   Exxon Mobil Corp. .................................         92,560
                                                                   ------------
                                                                      1,957,172
                                                                   ------------
             ENERGY AND UTILITIES: SERVICES -- 0.2%
             NON U.S. COMPANIES
     5,000   ABB Ltd., ADR .....................................        131,150
                                                                   ------------
             ENERGY AND UTILITIES: WATER -- 5.2%
             NON U.S. COMPANIES
     1,000   Consolidated Water Co. Ltd. .......................         30,020
    50,000   Severn Trent plc ..................................      1,442,426
     2,000   Suez SA ...........................................        118,039
    12,000   Suez SA, ADR ......................................        704,819
     7,200   Suez SA, Strips+ ..................................            103
    50,000   United Utilities plc ..............................        716,098
             U.S. COMPANIES
     8,666   Aqua America Inc. .................................        196,545
     3,000   California Water Service Group ....................        115,470

  SHARES/                                                             MARKET
   UNITS                                                               VALUE
----------                                                         ------------
     4,000   Middlesex Water Co. ...............................   $     75,600
    17,000   SJW Corp. .........................................        580,380
                                                                   ------------
                                                                      3,979,500
                                                                   ------------
             DIVERSIFIED INDUSTRIAL -- 1.8%
             NON U.S. COMPANIES
    14,500   Bouygues SA .......................................      1,250,702
             U.S. COMPANIES
     2,400   Woodward Governor Co. .............................        149,760
                                                                   ------------
                                                                      1,400,462
                                                                   ------------
             ENVIRONMENTAL SERVICES -- 1.6%
             NON U.S. COMPANIES
    75,000   Biffa plc .........................................        339,891
    10,000   Veolia Environnement ..............................        861,127
                                                                   ------------
                                                                      1,201,018
                                                                   ------------
             TOTAL ENERGY AND UTILITIES ........................     53,030,139
                                                                   ------------
             COMMUNICATIONS -- 24.3%
             CABLE AND SATELLITE -- 7.0%
             NON U.S. COMPANIES
    10,000   Cogeco Inc. .......................................        380,033
     2,500   Rogers Communications Inc., Cl. B .................        113,825
             U.S. COMPANIES
    40,000   Cablevision Systems Corp., Cl. A+ .................      1,397,600
    16,000   EchoStar Communications Corp.,Cl. A+ ..............        748,960
     4,580   Liberty Global Inc., Cl. A+ .......................        187,872
     4,000   Liberty Global Inc., Cl. C+ .......................        154,640
   100,000   The DIRECTV Group Inc.+ ...........................      2,428,000
                                                                   ------------
                                                                      5,410,930
                                                                   ------------
             TELECOMMUNICATIONS -- 12.0%
             NON U.S. COMPANIES
    28,000   BCE Inc. ..........................................      1,121,400
     2,103   Bell Aliant Regional Communications
                Income Fund (a) ................................         67,726
    26,000   BT Group plc, ADR .................................      1,633,580
    30,000   Deutsche Telekom AG, ADR ..........................        588,900
     6,000   France Telecom SA, ADR ............................        200,640
     3,000   Manitoba Telecom Services Inc. ....................        145,981
    30,000   Portugal Telecom SGPS SA ..........................        420,511
    15,000   Royal KPN NV, ADR .................................        260,550
     1,500   Swisscom AG .......................................        570,432
    24,062   Telecom Italia SpA ................................         73,168

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             COMMON STOCKS (CONTINUED)
             COMMUNICATIONS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
             NON U.S. COMPANIES (CONTINUED)
    16,000   Telefonica SA, ADR ................................   $  1,340,480
    15,000   Telefonos de Mexico SAB de CV,Cl. L, ADR ..........        493,050
             U.S. COMPANIES
    20,000   AT&T Inc. .........................................        846,200
     1,000   Embarq Corp. ......................................         55,600
    20,000   Sprint Nextel Corp. ...............................        380,000
    24,000   Verizon Communications Inc. .......................      1,062,720
                                                                   ------------
                                                                      9,260,938
                                                                   ------------
             WIRELESS COMMUNICATIONS -- 5.3%
             NON U.S. COMPANIES
       500   America Movil SAB de CV,Cl. L, ADR ................         32,000
     2,500   Millicom International Cellular SA+ ...............        209,750
     1,600   Mobile TeleSystems OJSC, ADR ......................        110,896
    10,000   Vimpel-Communications, ADR ........................        270,400
     2,000   Vodafone Group plc, ADR ...........................         72,600
             U.S. COMPANIES
    19,000   Alltel Corp. ......................................      1,323,920
   150,000   Dobson Communications Corp.,Cl. A+ ................      1,918,500
     1,500   United States Cellular Corp.+ .....................        147,300
                                                                   ------------
                                                                      4,085,366
                                                                   ------------
             TOTAL COMMUNICATIONS ..............................     18,757,234
                                                                   ------------

             OTHER -- 2.9%
             AEROSPACE -- 1.0%
             NON U.S. COMPANIES
    68,000   Rolls-Royce Group plc+ ............................        726,942
                                                                   ------------
             AVIATION: PARTS AND SERVICES -- 0.8%
             U.S. COMPANIES
     1,500   Sequa Corp., Cl. A+ ...............................        248,670
     2,400   Sequa Corp., Cl. B+ ...............................        399,600
                                                                   ------------
                                                                        648,270
                                                                   ------------
             BUSINESS SERVICES -- 0.2%
             NON U.S. COMPANIES
     3,700   Sistema JSFC, GDR .................................        123,025
                                                                   ------------

                                                                      MARKET
  SHARES                                                               VALUE
----------                                                         ------------
             ENTERTAINMENT -- 0.4%
             NON U.S. COMPANIES
     8,000   Vivendi ...........................................   $    337,663
                                                                   ------------
             METALS AND MINING -- 0.3%
             NON U.S. COMPANIES
     5,000   Compania de Minas Buenaventura SA, ADR ............        238,900
                                                                   ------------
             PUBLISHING -- 0.1%
             U.S. COMPANIES
     1,200   Idearc Inc. .......................................         37,764
                                                                   ------------
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
     2,000   GATX Corp. ........................................         85,500
                                                                   ------------
             TOTAL OTHER .......................................      2,198,064
                                                                   ------------
             TOTAL COMMON STOCKS ...............................     73,985,437
                                                                   ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             COMMUNICATIONS -- 0.0%
             TELECOMMUNICATIONS -- 0.0%
             U.S. COMPANIES
       500   Cincinnati Bell Inc.,6.750% Cv. Pfd., Ser. B ......         22,745
                                                                   ------------
             OTHER -- 0.1%
             TRANSPORTATION -- 0.1%
             U.S. COMPANIES
       200   GATX Corp.,$2.50 Cv. Pfd. .........................         43,500
                                                                   ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS ................         66,245
                                                                   ------------

 PRINCIPAL
  AMOUNT
----------
             CONVERTIBLE CORPORATE BONDS -- 0.6%
             COMMUNICATIONS -- 0.2%
             COMMUNICATIONS EQUIPMENT -- 0.1%
             U.S. COMPANIES
$  100,000   Agere Systems Inc., Sub. Deb. Cv.,6.500%, 12/15/09         101,500
                                                                   ------------

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
----------                                                         ------------
             CONVERTIBLE CORPORATE BONDS (CONTINUED)
             COMMUNICATIONS (CONTINUED)
             TELECOMMUNICATIONS -- 0.1%
             NON U.S. COMPANIES
$  112,000   Nortel Networks Corp., Cv.,4.250%, 09/01/08 .......   $    110,460
                                                                   ------------
             OTHER -- 0.4%
             REAL ESTATE -- 0.4%
             U.S. COMPANIES
             Palm Harbor Homes Inc., Cv.,
   150,000      3.250%, 05/15/24 ...............................        116,250
   200,000      3.250%, 05/15/24 (a) ...........................        155,000
                                                                   ------------
                                                                        271,250
                                                                   ------------
             TOTAL CONVERTIBLE CORPORATE BONDS .................        483,210
                                                                   ------------

             U.S. GOVERNMENT OBLIGATIONS -- 3.3%
 2,567,000   U.S. Treasury Bills, 3.632% to 4.065%++,
                11/23/07 to 03/20/08 ...........................      2,541,745
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $58,127,147)                                              $ 77,076,637
                                                                   ============

----------
             Aggregate book cost                                   $ 58,127,147
                                                                   ============
             Gross unrealized appreciation                         $ 19,387,737
             Gross unrealized depreciation                             (438,247)
                                                                   ------------
             Net unrealized appreciation (depreciation)            $ 18,949,490
                                                                   ============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $222,726 or 0.29% of total investments.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   American Depository Receipt
GDR   Global Depository Receipt

                                                         % OF
                                                        MARKET        MARKET
                                                         VALUE         VALUE
                                                      ----------   ------------
GEOGRAPHIC DIVERSIFICATION
North America .....................................         67.6%  $ 52,080,076
Europe ............................................         26.5     20,412,163
Japan .............................................          3.2      2,496,827
Latin America .....................................          1.7      1,308,430
Asia/Pacific ......................................          1.0        779,141
                                                      ----------   ------------
                                                           100.0%  $ 77,076,637
                                                      ==========   ============

               See accompanying notes to schedule of investments.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                                [GRAPHIC OMITTED]

                              TRUSTEES AND OFFICERS
                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Salvatore M. Salibello
   CERTIFIED PUBLIC ACCOUNTANT,
   SALIBELLO & BRODER, LLP

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

David I. Schachter
   VICE PRESIDENT

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
State Street Bank and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                     Common
                                   ---------
Amex-Symbol:                          GLU
Shares Outstanding:                3,050,236

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL UTILITY & INCOME TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

                                                                     GLU Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.